Average Annual Total Returns - Great-West Lifetime 2040 Fund	Institutional OneYear	Institutional SinceInception	Institutional InceptionDate	Investor OneYear	Investor SinceInception	Investor InceptionDate	Service OneYear	Service SinceInception	Service InceptionDate	L OneYear	L SinceInception	L InceptionDate	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) OneYear	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) SinceInception	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) InceptionDate	Morningstar Lifetime Moderate 2040 Index (reflects no deduction for fees, expenses or taxes) OneYear	Morningstar Lifetime Moderate 2040 Index (reflects no deduction for fees, expenses or taxes) SinceInception	Morningstar Lifetime Moderate 2040 Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	14.01%	11.60%	Apr. 28, 2016	13.60%	11.22%	Apr. 28, 2016	13.53%	11.11%	Apr. 28, 2016	13.31%	10.97%	Apr. 28, 2016	16.25%	12.55%		13.09%	11.38%